Charter arrangements, Shipping Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Shipping revenues		$ 567,835	$ 556,075	$ 450,381
Other revenues	[1]	3,938	4,481	3,764
Total revenues		571,773	560,556	454,146
IFRS 15 [Member]
Revenues [Abstract]
Total revenues		507,569	504,529	397,500
Time Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[2]	82,640	74,989	75,790
Time Charter Revenues [Member] | IFRS 15 [Member]
Revenues [Abstract]
Total revenues		18,436	18,961	19,144
Voyage Charter Revenues [Member]
Revenues [Abstract]
Shipping revenues	[3]	$ 485,195	$ 481,087	$ 374,592

[1]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.
[2]	The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $18,436 thousand, $18,961 thousand and $19,144 thousand, for 2024, 2023 and 2022, respectively, is recognized in accordance with IFRS 15.
[3]	Voyage charter revenues are related to revenue from spot charters and are presented in accordance with IFRS 15.